Trade accounts payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade accounts payable
19	Trade accounts payable

	12.31.2021	12.31.2020
Foreign suppliers	259.0	318.3
Domestic suppliers	99.0	82.7
Risk partners (i)	137.2	101.3

	495.2	502.3

(i)
The Company’s risk-sharing suppliers/partners develop and produce significant aircraft components, including engines, hydraulic components, avionics, wings, tail sections, interior components, and fuselage parts. Certain contracts between the Company and these risk-sharing suppliers/partners are long-term and include deferral of payments for components and systems for a negotiated term after delivery. Once the risk-sharing suppliers/partners have been selected and the aircraft development and production program has commenced, changing suppliers is more challenging. For example, in the case of engines, the aircraft is specially designed to accommodate a given component, which cannot be easily replaced by another supplier without incurring delays and significant additional expense. This dependence makes the Company vulnerable to the performance, quality and financial position of its risk-sharing suppliers/partners.